Interests in Structured Entities - Additional Information (Detail) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of unconsolidated structured entities [Line Items]
Investment in startup capital of mutual funds	$ 0	$ 1,576
Retail mutual fund assets under management	238,068	217,015
MFCT II Senior Debenture [Member]
Disclosure of unconsolidated structured entities [Line Items]
Outstanding of Principal Amount for Debenture notes	1,000
Hancock Victoria Plantations Holdings PTY Limited [Member]
Disclosure of unconsolidated structured entities [Line Items]
Consolidated timber assets	$ 0	$ 936